Cover	Feb. 09, 2024
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 09, 2024
Entity File Number	001-41250
Entity Registrant Name	Aurora Technology Acquisition Corp.
Entity Central Index Key	0001883788
Entity Tax Identification Number	98-1624542
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	77 Accord Park Drive
Entity Address, Address Line Two	Suite D-1
Entity Address, City or Town	Norwell
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02061
City Area Code	(877)
Local Phone Number	944-2000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Class A Common Stock
Title of 12(b) Security	Class A Common Stock
Trading Symbol	DHAI
Redeemable Warrants, each two warrants exercisable for one share of Class A Common Stock at a per share exercise price of $11.50 per share
Title of 12(b) Security	Redeemable Warrants, each two warrants exercisable for one share of Class A Common Stock at a per share exercise price of $11.50 per share
Trading Symbol	DHAIW
Security Exchange Name	NASDAQ